Financial Income (Expenses) (Parenthetical) (Detail) - 12 months ended Dec. 31, 2015 BRL in Millions, $ in Millions	BRL	USD ($)
Other Income and Expenses [Abstract]
Proceeds from dividends received	BRL 733.0	$ 187.5
Other than temporary impairment losses, investment	BRL 408.0